Related party transactions and balances	12 Months Ended
Jun. 30, 2024
Related party transactions and balances
Related party transactions and balances

Note 10 – Related party transactions and balances

As per ASC 850-20, persons who are responsible for achieving the objectives of the entity and who have the authority to establish policies and make decisions are consider as related parties of the Company.

Related party balances

a.	Other receivables – related party:

		June 30,		June 30,
Name of related party	Relationship	2024		2023
Intellectual International Capital LLC (“IIC”)	Significant influence by a former member of the Company’s management (June 30, 2023: member of the Company’s management)	$	*	$118,212	*

* The balance is non-trade advances to the related party and is short term in nature and due on demand with no interest bearing. The Company’s former president, Dr.Jiaming Li, was a senior manager at IIC, and he resigned from Company in November 2023 and was not a related party to the Company pursuant to the definition of Related Parties under ASC 850 from then onwards.

Other than disclosed elsewhere, the Company had the following significant related party transaction for the years ended June 30, 2024, 2023 and 2022:

		June 30,	June 30,	June 30,
Name of related party	Related party	2024	2023	2022
Receipt on behalf of Company	Intellectual International Capital LLC	$3,393,027	$1,205,110	—
Payment on behalf of Company	Intellectual International Capital LLC	(2,812,692)	(1,056,897)	—